Operating expenses	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(EUR thousand)		For the financial year ended March 31
Expenses by nature	Note	2021 Restated	2020	2019
Employee benefit expenses	8	(66,437)	(131,886)	(122,088)
Depreciation and amortization	9	(116,318)	(113,581)	(105,133)
Agent costs		(5,275)	(83,003)	(78,329)
IT costs		(9,294)	(14,279)	(15,431)
Auditors, lawyers and consultants		(7,989)	(21,885)	(12,798)
Advertising and promotion		(1,225)	(9,018)	(8,861)
Travel, entertainment, office and rental cost		(1,511)	(8,272)	(8,518)
Change in fair value of warrants	43	(10,856)	—	—
Other operating expenses		(267,189)	2,723	(3,275)
Total		(486,094)	(379,201)	(354,433)
Of which exceptional items	10	(285,145)	(15,958)	(9,853)
Of which capitalized expenditure		16,670	24,716	23,722
Total software development expenditure capitalized for the financial year ended March 31, 2021 amounted to EUR16.7 million (EUR24.7 million for the financial year ended March 31, 2020, EUR23.7 million for the financial year ended March 31, 2019). These expenditures are included in various of the line items above, such as Employee benefit expenses, IT costs, and Auditors, lawyers, and consultants while the amount capitalized has been reflected in the Other operating expenses line.
For the financial year ended March 31, 2021 the Group has benefited from grants in relation to COVID-19 offered by various countries governments amounting to EUR18.3 million (nil for the financial year ended March 31, 2020, nil for the financial year ended March 31, 2019). The grants are presented within Operating Expenses in the Income Statement as a reduction of the related expense that they are intended to compensate. There are no unfulfilled conditions or other contingencies related to these grants.
For the financial year ended March 31, 2021 the other operating expenses mainly consist of Corporate restructuring expenses. For further details refer to Note 10.